LEASES - Summary of Operating Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 01, 2021 CNY (¥)
Assets
Operating lease right-of-use assets	¥ 21,546	$ 3,124	¥ 29,652	¥ 24,500
Liabilities
Operating lease liabilities, current	17,545	2,544	17,527
Operating lease liabilities, non-current	6,485	940	14,830
Total lease liabilities	¥ 24,030	$ 3,484	¥ 32,357